Consolidated Balance Sheets - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current Assets
Cash	$ 3,359,288	$ 869,557	$ 183,914
Accounts Receivable, net	710,289	433,627	319,467
Inventory	63,316	79,966
Prepaid Assets	181,922	82,927	102,095
Other Assets			2,000
Total Current Assets	4,314,815	1,466,077	607,476
Property Plant and Equipment, Net	11,256	15,006
Other Assets
Deposits	21,636	20,531	10,000
Right of use leased assets	780,843
Goodwill	725,973	725,973
Total Assets	5,854,523	2,227,587	617,476
Current Liabilities
Accounts Payable	397,987	400,544	106,084
Accrued Liabilities	151,096	138,323	156,961
Current Portion Lease Liabilities	84,050
Short Term Notes Payable			10,587
Short Term Convertible Notes Payable		181,500
Short Term Notes Payable - Related Parties	222,552
Short Term Convertible Notes Payable - Related Parties	100,000	140,000	251,725
Total Current Liabilities	955,685	860,367	525,357
Long Term Liabilities
Convertible Notes Payable			181,500
Notes Payable - Related Parties	300,000	522,552	222,552
Other Long-term Liabilities - Leases	708,289
Total Liabilities	1,963,974	1,382,919	929,409
Shareholders' Equity
Series A Preferred Stock, $0.00001 par value; 10,000,000 shares authorized; none issued and outstanding as of September 30, 2019, December 31, 2018 and December 31, 2017 respectfully
Common Stock, $0.00001 par value; 100,000,000 shares authorized; 38,636,459 and 33,285,827 shares issued and outstanding, as of September 30, 2019, December 31, 2018 and December 31, 2017 respectively	386	332	320
Additional Paid-in Capital	11,790,463	8,955,411	7,807,860
Retained Deficit	(7,900,300)	(8,111,075)	(8,120,113)
Total Shareholders' Equity	3,890,549	844,668	(311,933)
Total Liabilities and Shareholders' Equity	$ 5,854,523	$ 2,227,587	$ 617,476